Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2022
Basis of presentation
a)	Basis of presentation
The accompanying unaudited interim condensed consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for a complete set of financial statements. Certain information and note disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with Article 10 of Regulation
S-X.
The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited financial statements and include all adjustments as necessary for the fair statement of the Group’s financial position as of September 30, 2022, and the results of operations and cash flows for the nine months ended September 30, 2021 and 2022. The consolidated balance sheet at December 31, 2021 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by U.S. GAAP. The unaudited interim condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited interim condensed consolidated financial statements have read or have access to the audited consolidated financial statements for the preceding fiscal years. Accordingly, these financial statements should be read in conjunction with the audited consolidated financial statements and related footnotes as of and for the year ended December 31, 2021. Results for the nine months ended September 30, 2022 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

Principles of consolidation
b)	Principles of consolidation
The unaudited interim condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary.
Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A consolidated VIE is an entity in which the Company’s subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company’s subsidiary is the primary beneficiary of the entity.
All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.
There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.

Use of estimates
c)	Use of estimates
The preparation of the Group’s unaudited interim condensed consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the unaudited interim condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, determination of the average playing period for paying players, and assessment for the impairment of long-term investments accounted for using the measurement alternative.

Convenience Translation

d)	Convenience Translation
Translations of balances on the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of operations and comprehensive loss and unaudited interim condensed consolidated statements of cash flows from RMB into US$ as of and for the nine months ended September 30, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.1135
, representing
the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on September 30, 2022. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on September 30, 2022, or at any other rate.

Contract Balances

e)	Contract Balances
Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year. The amount of revenue recognized that was included in the receipts in advance balance at the beginning of the year was RMB1,947.2 million and RMB2,503.2 million for the nine months ended September 30, 2021 and 2022, respectively.

Receivables, net

f)	Receivables, net
The following table sets out movements of the allowance for doubtful accounts for the nine months ended September 30, 2021 and 2022:

	For the Nine Months Ended September 30,
	2021	2022
	RMB in thousands
Beginning balance	121,003	292,473

Provisions	103,408	110,483
Write-offs	—	(6,854)
Ending balance	224,411	396,102